Goodwill and Intangible Assets - Schedule of Goodwill Balance by Business Segment (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Beginning balance	$ 6,535	$ 6,434	$ 6,666
Goodwill, written off related to sale of business unit		(4)
Translation impact	57	105	(232)
Ending balance	6,592	6,535	6,434
MedSurg
Goodwill [Roll Forward]
Beginning balance	3,685	3,606	3,763
Goodwill, written off related to sale of business unit		0
Translation impact	46	79	(157)
Ending balance	3,731	3,685	3,606
Dental Solutions
Goodwill [Roll Forward]
Beginning balance	458	452	472
Goodwill, written off related to sale of business unit		(4)
Translation impact	3	10	(20)
Ending balance	461	458	452
Health Information Systems
Goodwill [Roll Forward]
Beginning balance	873	871	873
Goodwill, written off related to sale of business unit		0
Translation impact	1	2	(2)
Ending balance	874	873	871
Purification and Filtration
Goodwill [Roll Forward]
Beginning balance	1,519	1,505	1,558
Goodwill, written off related to sale of business unit		0
Translation impact	7	14	(53)
Ending balance	$ 1,526	$ 1,519	$ 1,505